Net Earnings Per Share From Continuing Operations (Components Of Basic And Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net earnings from continuing operations	$ 649.6	$ 681.3	$ 667.4	$ 544.8	$ 768.1	$ 577.4	$ 592.3	$ 652.8	$ 2,543.1	$ 2,590.6	$ 2,181.3
Basic EPS, shares (denominator)									702.2	696.0	693.4
Basic EPS, per share amount (in dollars per share)	$ 0.92	$ 0.97	$ 0.95	$ 0.78	$ 1.10	$ 0.83	$ 0.85	$ 0.94	$ 3.62	$ 3.72	$ 3.15
Adjustment for interest on convertible debentures, net earnings from continuing operations (numerator)									$ 3.3	$ 3.3	$ 5.7
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs, shares (denominator)									9.1	8.7	9.8
Incremental shares from assumed conversion of the convertible debentures, shares (denominator)									4.8	6.3	9.9
Diluted EPS, net earnings from continuing operations (numerator)									$ 2,546.4	$ 2,593.9	$ 2,187.0
Diluted EPS, shares (denominator)									716.1	711.0	713.1
Diluted EPS, per share amount (in dollars per share)	$ 0.91	$ 0.95	$ 0.94	$ 0.76	$ 1.08	$ 0.81	$ 0.84	$ 0.92	$ 3.56	$ 3.65	$ 3.07